Income Taxes (Tables)	6 Months Ended	9 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consists of the following:

	Nine Months Ended December 31,		Year Ended March 31,
	2013	2012	2013	2012
		(Unaudited)
	(In thousands)
Current:
Federal	$—	$(51)	$(51)	$—
State	9	(130)	(130)	10

	9	(181)	(181)	10
Deferred:
Federal	—	—	—	—
State	—	—	—	—

	—	—	—	—

Total income tax expense (benefit)	$9	$(181)	$(181)	$10

Computation of Federal Statutory Corporate Tax Rate

The provision for income taxes differs from that computed at the federal statutory corporate tax rate as follows:

	Nine Months Ended December 31,				Year Ended March 31,
	2013		2012		2013		2012
		% of		% of		% of		% of
		Pretax		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income	Amount	Income
			(Unaudited)
	(Dollars in thousands)
Net income (loss) before income taxes	$111,632	100.0%	$(20,333)	100.0%	$(34,353)	100.0%	$(36,728)	100.0%

Income tax expense (benefit) at federal statutory rate	$39,071	35.0%	$(7,117)	35.0%	$(12,024)	35.0%	$(12,855)	35.0%
State income taxes, net of federal income tax benefits	(1,008)	(0.9)	(1,116)	5.5	(1,840)	5.3	(1,874)	5.1
Cancellation of indebtedness income exclusion	(47,080)	(42.2)	—	—	—	—	—	—
Increase in valuation allowance	7,906	7.1	8,004	(39.4)	13,643	(39.7)	14,666	(39.9)
Other	1,120	1.0	48	(0.2)	40	(0.1)	73	(0.2)

Income tax expense (benefit)	$9	—%	$(181)	0.9%	$(181)	0.5%	$10	—%

Components of Deferred Tax Assets (Liabilities)

The significant components of deferred tax assets (liabilities) are as follows:

	June 30, 2014	December 31, 2013
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$19,728	$27,193
OREO valuation allowance and other loss reserves	13,598	15,026
Federal NOL carryforwards	72,312	66,359
State NOL carryforwards	16,793	15,710
Unrealized securities losses, net	742	2,657
Other	2,670	3,154

Total deferred tax assets	125,843	130,099
Valuation allowance	(116,071)	(119,780)

Adjusted deferred tax assets	9,772	10,319
Deferred tax liabilities:
FHLB stock dividends	(833)	(833)
Mortgage servicing rights	(8,397)	(8,944)
Other	(542)	(542)

Total deferred tax liabilities	(9,772)	(10,319)

Net deferred tax assets	$—	$—

The significant components of deferred tax assets (liabilities) are as follows:

	December 31,	March 31,
	2013	2013
	(In thousands)
Deferred tax assets:
Allowance for loan losses	$27,193	$32,275
OREO valuation allowance and other loss reserves	15,026	17,101
Federal NOL carryforwards	66,359	101,629
State NOL carryforwards	15,710	20,929
Unrealized securities losses, net	2,657	—
Other	3,141	3,629

Total deferred tax assets	130,086	175,563
Valuation allowance	(119,780)	(162,077)

Adjusted deferred tax assets	10,306	13,486
Deferred tax liabilities:
FHLB stock dividends	(820)	(1,928)
Mortgage servicing rights	(8,944)	(8,754)
Unrealized securities gains, net	—	(1,435)
Other	(542)	(1,369)

Total deferred tax liabilities	(10,306)	(13,486)

Net deferred tax assets	$—	$—